Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2015
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of December 31,
	2014	2015
	RMB	RMB	US$
Prepaid travel related data acquisition costs	24,043	23,036	3,556
Deposits and advances to suppliers	91,148	550,159	84,930
Prepaid expenses	22,178	46,763	7,219
Receivable from employees	33,578	405,333	62,573
Receivable from broker for exercise of share options	26,308	11,114	1,716
Other receivables	62,479	284,087	43,855

Total	259,734	1,320,492	203,849